Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Current income tax charge	$ (41)	$ (68)	$ (19)
Over/(Under) provision in prior years	(75)	(7)	10
Current tax expense net	(116)	(75)	(9)
Relating to origination and reversal of temporary differences			(1)
Total tax expense	116	75	10
Reconciliation of effective tax rate
Profit before tax	(35,339)	54,983	40,080
Tax calculated using Singapore tax rate of 17% (31/12/2017: 17%; 31/12/2016: 17%)	6,008	(9,347)	(6,814)
Non-deductible expenses	(1,175)	(1,209)	(1,624)
Income not subject to taxation	88	12,374	10,081
Deferred tax assets not recognized	(4,966)	(2,013)	(1,820)
Utilisation of tax losses	(86)
Tax rate differential	90	127	157
Over/(Under)provision of tax in prior years	(75)	(7)	10
Reconciliation of effective tax rate net	$ (116)	$ (75)	$ (10)